Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	$ 14,733	$ 23,223
Recorded Investment, With an allowance recorded	24,630	30,397
Total impaired loans	39,363	53,620
Unpaid Principal Balance, With no related allowance recorded	16,594	30,190
Unpaid Principal Balance, With an allowance recorded	25,308	30,960
Total impaired loans, Unpaid Principal Balance	41,902	61,150
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	4,020	3,748
Average Recorded Investment, With no related allowance recorded	22,523	30,407
Average Recorded Investment, With an allowance recorded	20,929
Total impaired loans, Average Recorded Investment	43,452	52,841
Interest Recognized For the Period Ended, With no related allowance recorded	275	155
Interest Recognized For the Period Ended, With an allowance recorded	139
Total impaired loans, Interest Recognized For the Period Ended	414	285
Commercial, Financial, and Agricultural [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	3,272	3,546
Recorded Investment, With an allowance recorded	885	882
Unpaid Principal Balance, With no related allowance recorded	4,009	3,625
Unpaid Principal Balance, With an allowance recorded	898	904
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	213	239
Average Recorded Investment, With no related allowance recorded	4,157	3,510
Average Recorded Investment, With an allowance recorded	776	655
Interest Recognized For the Period Ended, With no related allowance recorded	93	52
Interest Recognized For the Period Ended, With an allowance recorded	29	17
Real estate construction - residential [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	2,307	584
Recorded Investment, With an allowance recorded	189	563
Unpaid Principal Balance, With no related allowance recorded	2,339	788
Unpaid Principal Balance, With an allowance recorded	189	563
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	125	167
Average Recorded Investment, With no related allowance recorded	1,137	1,273
Average Recorded Investment, With an allowance recorded	189	47
Interest Recognized For the Period Ended, With no related allowance recorded	7	0
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Real estate construction - commercial [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	1,879	1,459
Recorded Investment, With an allowance recorded	5,883	6,409
Unpaid Principal Balance, With no related allowance recorded	2,102	1,756
Unpaid Principal Balance, With an allowance recorded	6,011	6,448
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	542	380
Average Recorded Investment, With no related allowance recorded	1,692	3,568
Average Recorded Investment, With an allowance recorded	6,087	5,805
Interest Recognized For the Period Ended, With no related allowance recorded	0	0
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Real estate mortgage - residential [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	1,939	2,315
Recorded Investment, With an allowance recorded	3,832	4,254
Unpaid Principal Balance, With no related allowance recorded	2,393	2,654
Unpaid Principal Balance, With an allowance recorded	3,999	4,265
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	1,069	653
Average Recorded Investment, With no related allowance recorded	3,169	3,596
Average Recorded Investment, With an allowance recorded	2,604	3,203
Interest Recognized For the Period Ended, With no related allowance recorded	50	26
Interest Recognized For the Period Ended, With an allowance recorded	11	113
Real estate mortgage - commercial [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	5,162	15,151
Recorded Investment, With an allowance recorded	13,797	18,289
Unpaid Principal Balance, With no related allowance recorded	5,565	21,190
Unpaid Principal Balance, With an allowance recorded	14,167	18,780
Related Allowance with no related allowance recorded	0	0
Related Allowance with allowance recorded	2,071	2,309
Average Recorded Investment, With no related allowance recorded	12,198	18,270
Average Recorded Investment, With an allowance recorded	11,271	12,724
Interest Recognized For the Period Ended, With no related allowance recorded	124	73
Interest Recognized For the Period Ended, With an allowance recorded	99	0
Consumer [Member]
Additional information about impaired loans
Recorded Investment, With an allowance recorded	44
Unpaid Principal Balance, With an allowance recorded	44
Related Allowance with allowance recorded	0
Average Recorded Investment, With no related allowance recorded	170	190
Average Recorded Investment, With an allowance recorded	2	0
Interest Recognized For the Period Ended, With no related allowance recorded	1	4
Interest Recognized For the Period Ended, With an allowance recorded	0	0
Installment Loans to Individuals [Member]
Additional information about impaired loans
Recorded Investment, With no related allowance recorded	174	168
Unpaid Principal Balance, With no related allowance recorded	186	177
Related Allowance with no related allowance recorded	0	0
Average Recorded Investment, With an allowance recorded		22,434
Interest Recognized For the Period Ended, With an allowance recorded		$ 130